THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND
January 31, 2025 (Unaudited)

Schedule of Investments
Common Stock — 98.5%
	SHARES	VALUE
Argentina — 4.1%
MercadoLibre *	26,422	$50,788,104

Canada — 5.0%
Dollarama	186,030	17,603,954
Shopify, Cl A *	384,106	44,863,581
		62,467,535

Denmark — 2.1%
Pandora	134,235	25,681,623

Germany — 2.1%
CTS Eventim & KGaA	19,472	1,898,739
Zalando *	662,256	24,680,868
		26,579,607

India — 7.3%
Asian Paints	182,567	4,836,883
Bajaj Finance	321,140	29,118,794
HDFC Bank	1,300,738	25,459,838
Titan	817,906	32,821,420
		92,236,935

Japan — 3.1%
Keyence	91,600	39,452,927

Netherlands — 6.5%
Adyen *	26,584	42,909,608
ASML Holding, Cl G	24,154	17,857,294
IMCD	131,825	20,643,811
		81,410,713

Sweden — 2.5%
Spotify Technology *	58,045	31,840,585

Switzerland — 2.2%
Sika	107,164	27,215,794

Taiwan — 2.3%
Taiwan Semiconductor Manufacturing ADR	139,897	29,283,240

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND
January 31, 2025 (Unaudited)

Common Stock — continued
	SHARES	VALUE
United States — 61.3%
Airbnb, Cl A *	67,194	$8,813,837
Alphabet, Cl A	224,354	45,772,703
Alphabet, Cl C	44,177	9,082,791
Amazon.com *	333,638	79,299,080
Atlassian, Cl A *	114,771	35,209,447
Axon Enterprise *	90,027	58,713,809
Block, Cl A *	354,941	32,235,742
Builders FirstSource *	74,627	12,483,604
Cloudflare, Cl A *	224,677	31,095,297
Dexcom *	357,581	31,048,758
DoorDash, Cl A *	233,542	44,099,736
Entegris	37,866	3,844,914
Flutter Entertainment *	150,707	40,234,248
iRhythm Technologies *	213,874	23,280,185
Netflix *	61,918	60,479,026
NIKE, Cl B	264,681	20,353,969
NVIDIA	667,700	80,170,739
Repligen *	91,526	15,212,536
Samsara, Cl A *	134,612	6,932,518
ServiceNow *	33,440	34,054,627
Snowflake, Cl A *	123,219	22,365,481
Tetra Tech	291,354	10,721,827
Visa, Cl A	190,137	64,988,827
		770,493,701

Total Common Stock
(Cost $661,797,736)		1,237,450,764

Total Investments— 98.5%
(Cost $661,797,736)		$1,237,450,764

Percentages are based on Net Assets of $1,256,278,164.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

SAN-QH-001-3000

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